UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08927
CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:           Schedule of Investments

Credit Suisse Global High Yield Fund

Schedule of Investments

March 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (83.4%)
Aerospace (1.3%)
$100	BE Aerospace, Inc., Series B, Senior Subordinated Notes (Callable 05/20/05 @ $100.00)	(B- , Caa3)	03/01/08	8.000	$99,750
100	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B2)	11/01/13	6.875	100,500
100	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)	(BB+ , Ba3)	07/15/13	6.125	99,250
100	Standard Aero Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 09/01/09 @ $104.13) ‡	(B- , Caa1)	09/01/14	8.250	104,000
					403,500

Automobile Manufacturing/Vehicle Parts (3.9%)
250	Collins & Aikman Products Corp., Rule 144A, Senior Subordinated Notes ‡§	(B- , B3)	08/15/12	12.875	113,750
100	Cooper-Standard Automotive, Inc., Rule 144A, Notes (Callable 12/15/09 @ $104.19) ‡	(B , B3)	12/15/14	8.375	81,750
100	Cummins, Inc., Global Senior Notes (Callable 12/01/06 @ $104.75) #§	(BB+ , Ba2)	12/01/10	9.500	110,750
150	Dura Operating Corp., Series D, Company Guaranteed Notes (Callable 05/01/05 @ $103.00) §	(CCC+ , Caa1)	05/01/09	9.000	119,250
100	Holley Performance Products, Series B, Company Guaranteed Notes (Callable 09/15/05 @ $102.04)	(CCC- , Caa3)	09/15/07	12.250	80,500
150	Keystone Automotive Operations, Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(B- , B3)	11/01/13	9.750	151,500
450	Motor Coach Industries International, Inc., Company Guaranteed Notes (Callable 05/01/05 @ $103.75)	(CCC , Ca)	05/01/09	11.250	276,750
150	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B- , Caa1)	08/15/14	10.000	155,250
100	Tenneco Automotive, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/15/09 @ $104.31) ‡§	(B- , B3)	11/15/14	8.625	97,750
65	TRW Automotive, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.50) §	(BB- , B1)	02/15/13	11.000	73,125
					1,260,375

Broadband (0.3%)
100	Level 3 Communications, Inc., Senior Notes (Callable 05/01/05 @ $101.52) §	(CC , Ca)	05/01/08	9.125	83,750

Broadcast/Outdoor (1.9%)
100	Entravision Communications Corp., Global Company Guaranteed Notes (Callable 03/15/06 @ $104.06) §	(B- , B3)	03/15/09	8.125	104,750
125	Gray Television, Inc., Global Company Guaranteed Notes (Callable (12/15/06 @ $104.62)	(B- , B2)	12/15/11	9.250	135,625
100	Paxson Communications Corp., Global Company Guaranteed Notes (Callable 01/15/06 @ $106.12) +	(CCC- , Caa1)	01/15/09	0.000	93,500
100	Radio One, Inc., Series B, Global Company Guaranteed Notes (Callable 07/01/06 @ $104.44) §	(B- , B2)	07/01/11	8.875	107,500
100	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes §	(B , B2)	12/15/11	8.750	105,500
75	Susquehanna Media Co., Global Senior Subordinated Notes (Callable 04/15/08 @ $103.69) §	(B , B1)	04/15/13	7.375	77,625
					624,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Building Products (2.2%)
$100	Associated Materials, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.88)	(B- , Caa1)	04/15/12	9.750	$108,000
100	Building Materials Corp., Company Guaranteed Notes	(B+ , B2)	12/01/08	8.000	102,750
100	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17)	(CCC , Caa2)	06/15/09	13.000	90,500
75	Goodman Global Holdings Company, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/08 @ $103.94) ‡	(B- , Caa1)	12/15/12	7.875	69,000
250	NTK Holdings, Inc., Rule 144A, Senior Discount Notes (Callable 09/01/09 @ $105.38) +‡	(CCC+ , Caa2)	03/01/14	0.000	134,375
100	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	95,000
100	RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 11/01/08 @ $104.75) ‡§	(CCC+ , Caa1)	11/01/12	9.500	98,500
					698,125

Cable (5.0%)
250	Adelphia Communications Corp., Series B, Senior Notes Ø	(NR , NR)	12/31/49	10.500	225,000
100	Atlantic Broadband Finance LLC, Rule 144A, Senior Subordinated Notes (Callable 01/15/09 @ 104.69) ‡§	(CCC+ , Caa1)	01/15/14	9.375	96,500
150	Cablevision Systems Corp., Rule 144A, Senior Notes ‡§	(B+ , B3)	04/15/12	8.000	154,875
200	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/05 @ $103.31) #+§	(CCC- , Ca)	04/01/11	9.920	154,500
100	Charter Communications Holdings LLC, Senior Notes (Callable 01/15/06 @ $103.42)	(CCC- , Ca)	01/15/10	10.250	80,750
150	Frontiervision Holdings LP, Senior Discount Notes (Callable 09/15/05 @ $100.00) Ø	(NR , NR)	09/15/07	11.875	202,500
100	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/06 @ $106.12) +§	(B- , Caa2)	02/15/11	0.000	100,000
100	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/05 @ $103.25) §	(B+ , B2)	10/01/09	9.750	104,750
100	LodgeNet Entertainment Corp., Senior Subordinated Debentures (Callable 06/15/08 $104.75)	(B- , B3)	06/15/13	9.500	109,500
100	Mediacom LLC Capital Corp., Senior Notes (Callable 02/15/06 @ $103.94) §	(B , B3)	02/15/11	7.875	97,000
100	Northland Cable Television, Inc., Company Guaranteed Notes (Callable 11/15/05 @ $100.00)	(CC , Caa3)	11/15/07	10.250	99,750
125	Olympus Communications LP, Series B, Senior Notes Ø	(NR , NR)	11/15/06	10.625	166,250
					1,591,375

Capital Goods (0.8%)
105	JII Holdings LLC, Global Secured Notes (Callable 01/01/06 @ $103.25)	(CCC- , Caa2)	04/01/07	13.000	95,025
160	Motors & Gears, Inc., Series D, Senior Notes	(CCC , Caa1)	11/15/06	10.750	147,600
					242,625

Chemicals (4.4%)
100	Crompton Corp., Global Senior Notes (Callable 08/01/08 @ $104.94)	(B , B1)	08/01/12	9.875	115,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$130	Crystal US Holdings, Rule 144A, Senior Discount Notes (Callable 10/01/09 @ $105.25) +‡	(B- , Caa2)	10/01/14	0.000	$91,650
100	Equistar Chemicals LP/ Equistar Funding Corp., Global Company Guaranteed Notes	(B+ , B2)	09/01/08	10.125	111,000
66	Huntsman Company LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/08 @ $105.75) #‡	(CCC+ , B3)	07/15/12	12.000	77,550
100	IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/06 @ $105.62)	(B+ , B1)	06/01/11	11.250	112,000
50	Innophos, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/16/09 @ $104.44) ‡	(B- , B3)	08/15/14	8.875	52,750
150	Koppers Industry, Inc., Rule 144A, Senior Discount Notes (Callable 11/15/09 @ $104.94) +‡	(B- , Caa2)	11/15/14	0.000	93,000
100	Kraton Polymers LLC, Rule 144A, Senior Subordinated Notes (Callable 01/15/09 @ $104.06) ‡§	(B- , Caa1)	01/15/14	8.125	95,250
84	Lyondell Chemical Co., Series B, Secured Notes (Callable 05/01/05 @ $102.47)	(B+ , B1)	05/01/07	9.875	86,520
100	Nalco Co., Global Senior Subordinated Notes (Callable 11/15/08 @ $104.44)	(B- , Caa1)	11/15/13	8.875	107,500
200	Polymer Holdings LLC, Rule 144A, Senior Discount Notes (Callable 01/15/09 @ $106.00) +‡	(B- , Caa2)	07/15/14	0.000	125,000
100	Polyone Corp., Senior Notes §	(B+ , B3)	05/01/12	8.875	107,500
100	PQ Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $103.75) ‡	(B- , B3)	02/15/13	7.500	99,000
100	Radnor Holdings Corp., Global Senior Notes (Callable 03/15/07 @ $105.50) §	(CCC- , Caa1)	03/15/10	11.000	74,500
65	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B- , Caa1)	06/01/10	11.500	75,075
					1,423,295

Competitive Local Exchange Carrier (CLEC) (0.8%)
100	Block Communications, Inc., Global Company Guaranteed Notes (Callable 04/15/06 @ $104.62)	(B- , B2)	04/15/09	9.250	107,000
150	Time Warner Telecom LLC, Senior Notes (Callable 07/15/05 @ $101.63) §	(CCC+ , B3)	07/15/08	9.750	147,000
					254,000

Consumer Products/Tobacco (5.9%)
150	Ames True Temper, Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00) §	(CCC+ , Caa1)	07/15/12	10.000	128,250
125	Central Garden & Pet Co., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.56)	(B+ , B2)	02/01/13	9.125	135,000
150	Chattem, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $103.50)	(B , B2)	03/01/14	7.000	151,500
715	Diamond Brands Operating, Company Guaranteed Notes (Callable 04/15/05 @ $101.69) Ø	(NR , NR)	04/15/08	10.125	14,300
250	General Binding Corp., Company Guaranteed Notes (Callable 06/01/05 @ $101.56)	(B- , Caa1)	06/01/08	9.375	252,500
200	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)	(B- , B2)	05/01/12	9.750	214,000
250	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34) +	(B , B3)	05/15/13	0.000	216,250
100	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)	(B , B2)	05/15/12	9.625	108,000
100	K2, Inc., Global Senior Notes (Callable 07/01/09 @ $103.69)	(BB , Ba3)	07/01/14	7.375	104,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$100	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/06 @ $104.69) §	(CCC+ , Caa2)	06/01/11	9.375	$104,500
90	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(CCC+ , Caa1)	04/15/12	9.250	95,400
100	Rayovac Corp., Rule 144A, Senior Subordinated Notes (Callable 02/01/10 @ $103.69) ‡	(B- , B3)	02/01/15	7.375	96,250
150	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(B- , B3)	06/15/12	9.875	153,750
151	Werner Holding Company, Inc., Series A, Company Guaranteed Notes (Callable 11/15/05 @ $100.00) §	(CCC- , B3)	11/15/07	10.000	107,607
					1,881,307

Containers (2.5%)
150	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	169,875
100	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50) §	(B- , Caa1)	12/01/12	11.000	100,500
150	Graham Packaging Company, Inc., Rule 144A, Subordinated Notes (Callable 10/15/09 @ $104.94) ‡	(CCC+ , Caa2)	10/15/14	9.875	150,750
100	Owens-Illinois, Inc., Senior Notes	(B , Caa1)	05/15/08	7.350	103,250
100	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $105.56) +	(B- , B3)	06/15/09	0.000	90,500
100	Solo Cup Company, Senior Subordinated Notes (Callable 02/15/09 @ $104.25) §	(B- , B3)	02/15/14	8.500	100,500
100	Tekni-Plex, Inc., Series B, Company Guaranteed Notes (Callable 06/15/05 @ $106.38) §	(CCC , Caa2)	06/15/10	12.750	84,000
					799,375

Diversified Telecommunications (0.3%)
100	Qwest Corp., Rule 144A, Senior Notes ‡	(BB- , Ba3)	09/01/11	7.875	103,500

Electronics/Information/Data Technology (0.3%)
89	Ampex Corp., Secured Notes ^	(NR , NR)	08/15/08	12.000	88,597

Energy - Other (3.6%)
100	Amerigas Partners LP Eagle Finance Corp., Series B, Global Senior Notes (Callable 05/20/06 @ $104.44)	(BB- , B2)	05/20/11	8.875	106,500
100	Dynegy Holdings, Inc., Senior Notes §	(CCC+ , Caa2)	04/01/11	6.875	89,250
100	Dynegy Holdings, Inc., Senior Notes §	(CCC+ , Caa2)	02/15/12	8.750	96,250
100	El Paso CGP Co., Notes	(CCC+ , Caa1)	02/01/09	6.375	96,500
100	El Paso Corp., Senior Notes §	(CCC+ , Caa1)	05/15/11	7.000	96,500
100	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88)	(B- , B3)	06/01/13	7.750	101,750
150	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00) §	(B- , B3)	05/15/14	8.000	150,750
74	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	84,730
117	NRG Energy, Inc., Rule 144A, Secured Notes (Callable 12/15/08 @ $104.00) ‡	(B , B1)	12/15/13	8.000	124,312
100	Pacific Energy Partners, Global Senior Notes (Callable 06/15/09 @ $103.56) §	(BB- , Ba2)	06/15/14	7.125	104,000
100	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B , B1)	07/15/13	9.500	109,250
					1,159,792

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Environmental Services (1.4%)
$100	Allied Waste North America, Inc., Rule 144A, Senior Notes (Callable 03/15/10 @ $103.63) ‡	(BB- , B2)	03/15/15	7.250	$95,500
150	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)	(B+ , Caa1)	04/15/14	7.375	136,500
200	Capital Environmental Resource, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/09 @ $104.75) ‡§	(CCC , Ca)	04/15/14	9.500	203,000
					435,000

Finance - Other (1.7%)
150	American Commercial Lines, Rule 144A, Senior Notes (Callable 02/15/10 @ $104.75) ‡	(B- , B3)	02/15/15	9.500	155,625
100	Genesis Healthcare Corp., Senior Subordinated Notes (Callable 10/15/08 @ $104.00)	(B- , B3)	10/15/13	8.000	109,500
100	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38) ‡	(CCC+ , B3)	09/01/12	8.750	108,000
150	Ventas Realty LP, Global Company Guaranteed Notes	(BB , Ba3)	05/01/12	9.000	171,000
					544,125

Food Processors/Beverage/Bottling (3.4%)
100	B&G Foods, Inc., Senior Notes (Callable 10/01/08 @ $104.00) §	(B , B2)	10/01/11	8.000	104,500
100	Bear Creek Corp., Rule 144A, Senior Notes (Callable 03/01/09 @ $104.50) ‡	(B- , B3)	03/01/13	9.000	99,500
25	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/05 @ $101.98)	(B- , B3)	11/01/08	11.875	26,063
100	Chiquita Brands International. Inc., Global Senior Notes (Callable 11/01/09 @ $103.75) §	(B- , B3)	11/01/14	7.500	100,000
100	Eagle Family Foods, Inc., Series B, Company Guaranteed Notes (Callable 01/15/06 @ $100.00)	(CCC , Caa2)	01/15/08	8.750	83,500
100	Land O’ Lakes, Inc., Global Senior Notes (Callable 11/15/06 @ $104.38) §	(B- , B3)	11/15/11	8.750	100,250
100	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	102,500
200	National Wine & Spirits, Inc., Company Guaranteed Notes (Callable 01/15/06 @ $101.69)	(CCC+ , B3)	01/15/09	10.125	201,000
100	Pilgrim’s Pride Corp., Company Guaranteed Notes (Callable 09/15/06 @ $104.81) §	(BB- , B1)	09/15/11	9.625	109,000
200	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13) §	(B- , B3)	12/01/13	8.250	172,000
					1,098,313

Gaming (4.6%)
100	Ameristar Casinos, Inc., Global Company Guaranteed Notes (Callable 02/15/06 @ $105.38)	(B , B2)	02/15/09	10.750	109,750
100	Argosy Gaming Co., Senior Subordinated Notes (Callable 09/01/06 @ $104.50)	(B+ , Ba3)	09/01/11	9.000	109,875
100	Aztar Corp., Global Senior Subordinated Notes (Callable 08/15/06 @ $104.50) §	(B+ , Ba3)	08/15/11	9.000	108,500
100	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @ $105.06)	(B+ , B1)	03/01/12	10.125	107,750
100	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	108,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	$104,500
100	Inn of The Mountain Gods, Rule 144A, Senior Notes (Callable 11/15/07 @ $106.00) ‡	(B , B3)	11/15/10	12.000	118,000
100	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B , B2)	10/15/10	9.500	105,125
100	MGM Mirage, Inc.,, Global Senior Notes	(BB+ , Ba1)	09/01/12	6.750	101,250
100	OED Corp., Global Company Guaranteed Notes (Callable 04/15/08 @ $104.38)	(B , B2)	04/15/12	8.750	94,750
100	Seneca Gaming Corp., Global Senior Notes (Callable 05/01/08 @ $103.63)	(BB- , B2)	05/01/12	7.250	100,000
100	Virgin River Casino Corp., Rule 144A, Secured Notes (Callable 01/15/09 @ $104.50) ‡	(B , B3)	01/15/12	9.000	105,000
175	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55) ‡	(B+ , B1)	09/15/12	8.625	184,625
55	Windsor Woodmont Black Hawk, Series B, First Mortgage Notes Ø^	(NR , NR)	03/15/49	13.000	4,243
					1,461,618

Healthcare Facilities/Supplies (3.5%)
100	Alpharma, Inc., Rule 144A, Senior Notes (Callable 05/01/07 @ $104.31) ‡	(B- , B3)	05/01/11	8.625	95,500
50	Davita, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/10 @ $103.63) ‡	(B , B3)	03/15/15	7.250	49,250
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	107,500
100	Fisher Scientific International, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/15/09 @ $103.38) ‡§	(BB+ , Ba3)	08/15/14	6.750	102,000
100	Medical Device Manufacturing, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.00)	(B- , Caa1)	07/15/12	10.000	107,500
150	MQ Associates, Inc., Global Senior Discount Notes (Callable 08/15/08 @ $109.00) +§	(B- , Caa1)	08/15/12	0.000	86,250
50	Rotech Healthcare, Inc., Global Company Guaranteed Notes (Callable 04/01/07 @ $104.75)	(B+ , B2)	04/01/12	9.500	54,000
100	Rural / Metro Corp., Rule 144A, Senior Subordinated Notes (Callable 03/15/10 @ $104.94) ‡	(CCC+ , Caa1)	03/15/15	9.875	100,000
100	Tenet Healthcare Corp., Global Senior Notes	(B , B3)	07/01/14	9.875	104,500
100	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	103,000
100	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	105,750
100	Vicar Operating, Inc., Company Guaranteed Notes (Callable 12/01/05 @ $104.94)	(B , B2)	12/01/09	9.875	108,750
					1,124,000

Home Builders (0.6%)
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB , Ba1)	04/15/12	8.375	106,500
100	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81) §	(B , B2)	12/15/12	7.625	94,000
					200,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Industrial - Other (2.1%)
$200	Coleman Cable, Inc., Rule 144A, Senior Notes (Callable 10/01/08 @ $104.94) ‡	(B- , B3)	10/01/12	9.875	$205,000
150	Great Lakes Dredge & Dock Corp., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.88) §	(CCC , Caa2)	12/15/13	7.750	125,250
100	Hawk Corp., Global Senior Notes (Callable 11/01/09 @ $104.38)	(B , B2)	11/01/14	8.750	103,000
150	True Temper Sports, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $104.19)	(CCC+ , Caa1)	09/15/11	8.375	140,250
100	Wolverine Tube, Inc., Global Company Guaranteed Notes (Callable 04/01/06 @ $105.25) §	(B+ , B3)	04/01/09	10.500	106,000
					679,500

Leisure (2.6%)
100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	105,500
72	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/06 @ $101.58)	(CCC+ , B3)	02/01/11	9.500	74,160
100	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25) §	(CCC , Caa1)	07/15/11	10.500	99,000
200	Booth Creek Ski Holdings, Inc., Series B, Company Guaranteed Notes (Callable 05/20/05 @ $100.00)	(CCC- , Caa1)	03/15/07	12.500	199,500
100	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	109,000
150	Six Flags, Inc., Rule 144A, Global Senior Notes (Callable 06/01/09 @ $104.81) ‡§	(CCC , Caa1)	06/01/14	9.625	139,125
100	Speedway Motorsports, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $103.38)	(B+ , Ba2)	06/01/13	6.750	101,500
					827,785

Lodging (0.3%)
100	Host Marriott LP, Rule 144A, Senior Notes (Callable 03/15/10 @ $103.19) ‡	(B+ , Ba3)	03/15/15	6.375	96,000

Metals & Mining (1.9%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88) §	(B+ , B3)	06/15/12	7.750	96,750
100	Earle M. Jorgensen Co., Global Secured Notes (Callable 06/01/07 @ $104.88) §	(B- , B2)	06/01/12	9.750	108,500
100	Imco Recycling Escrow, Inc., Rule 144A, Senior Notes (Callable 11/15/09 @ $104.50) ‡	(B- , B3)	11/15/14	9.000	105,500
100	International Steel Group, Inc., Global Senior Notes	(BB , Ba3)	04/15/14	6.500	102,500
100	Metallurg, Inc., Series B, Company Guaranteed Notes (Callable 12/01/05 @ $100.00)	(NR , Ca)	12/01/07	11.000	92,500
100	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12)	(B , B2)	02/15/12	10.250	107,500
					613,250

Oil Equipment (0.5%)
48	Parker Drilling Co., Series B, Company Guaranteed Notes (Callable 11/15/05 @ $103.38) §	(B- , B2)	11/15/09	10.125	50,520
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69) §	(BB- , Ba2)	07/15/14	7.375	106,500
					157,020

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Paper & Forest Products (1.6%)
$100	Caraustar Industries, Inc., Global Company Guaranteed Notes (Callable 04/01/06 @ $105.25) §	(B , Caa1)	04/01/11	9.875	$105,500
100	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	103,500
70	Georgia-Pacific Corp., Notes	(BB+ , Ba3)	05/15/31	8.875	84,700
100	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B- , Caa1)	03/15/14	9.750	102,000
100	Pope & Talbot, Inc., Debentures	(BB , Ba3)	06/01/13	8.375	105,500
					501,200

Pharmaceuticals (0.3%)
82	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/06 @ $103.94) §	(BB- , B2)	04/01/10	7.875	82,000

Publishing (1.7%)
100	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B , B3)	11/15/13	8.000	104,000
100	Haights Cross Operating Co., Rule 144A, Senior Notes (Callable 08/15/08 @ $105.88) ‡	(CCC , Caa1)	08/15/11	11.750	112,750
150	Morris Publishing Group LLC, Global Company Guaranteed Notes (Callable 08/01/08 @ $103.50)	(B+ , Ba3)	08/01/13	7.000	149,250
100	Phoenix Color Corp., Company Guaranteed Notes (Callable 02/01/06 @ $101.73) §	(CCC+ , Caa2)	02/01/09	10.375	92,500
500	Premier Graphics, Inc., Company Guaranteed Notes (Callable 05/20/05 @ $100.00) Ø^	(NR , NR)	12/01/49	11.500	0
100	R. H. Donnelley Corp., Rule 144A, Senior Notes (Callable 01/15/09 @ $103.44) ‡	(B+ , B3)	01/15/13	6.875	99,500
					558,000

Restaurants (0.7%)
215	AmeriKing, Inc., Senior Notes Ø	(NR , NR)	11/15/07	10.750	0
29	AmeriKing, Inc., Senior Notes Ø	(NR , NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Units Ø	(NR , NR)	05/15/08	13.000	0
150	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19) §	(B- , B2)	06/15/12	8.375	143,250
100	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/05 @ $103.67) §	(CCC , Caa2)	09/15/09	11.000	97,000
					240,250

Retail-Food & Drug (1.2%)
100	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88) §	(CCC , Caa1)	08/01/11	9.750	88,500
100	Great Atlantic & Pacific Tea Company, Inc., Notes	(B- , Caa1)	04/15/07	7.750	101,000
100	Rite Aid Corp., Global Secured Notes (Callable 05/01/07 @ $104.06)	(B+ , B2)	05/01/10	8.125	102,000
100	Roundy’s, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $104.44)	(B , B2)	06/15/12	8.875	107,500
					399,000

Retail Stores (2.9%)
100	AutoNation, Inc., Global Company Guaranteed Notes	(BBB- , Ba2)	08/01/08	9.000	110,500
100	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19) §	(B+ , B1)	06/01/12	8.375	95,000
370	Flooring America, Inc., Series B, Company Guaranteed Notes (Callable 10/15/05 @ $100.00) Ø^	(NR , NR)	10/15/07	9.250	0
65	Jafra Cosmetics/Distribution, Global Company Guaranteed Notes (Callable 05/15/07 @ $105.38)	(B- , B3)	05/15/11	10.750	75,075

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$100	Michaels Stores, Inc., Senior Notes (Callable 07/01/05 @ $104.62) §	(BB+ , Ba1)	07/01/09	9.250	$106,125
100	Pep Boys - Manny, Moe & Jack, Senior Subordinated Notes (Callable 12/15/09 @ $103.75)	(B , B3)	12/15/14	7.500	96,500
125	Pep Boys - Manny, Moe & Jack, Series MTNB, Notes	(BB- , B2)	07/07/06	6.920	126,875
200	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , B3)	11/01/10	10.500	208,500
100	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	106,000
					924,575

Satellite (0.8%)
100	EchoStar DBS Corp., Rule 144A, Company Guaranteed Notes ‡	(BB- , Ba3)	10/01/14	6.625	97,125
150	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B+ , B1)	08/15/14	9.000	159,000
					256,125

Secondary Oil & Gas Producers (2.4%)
116	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB- , Ba3)	01/15/16	6.875	117,740
65	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80)	(B+ , B2)	03/15/12	9.600	73,125
100	Newfield Exploration Co., Senior Subordinated Notes (Callable 09/01/09 @ $103.31)	(BB- , Ba3)	09/01/14	6.625	101,750
100	Plains Exploration & Production Co., Series B, Global Senior Subordinated Notes (Callable 07/01/07 @ $104.38)	(B+ , Ba3)	07/01/12	8.750	109,500
50	Range Resources Corp., Rule 144A, Senior Subordinated Notes (Callable 03/15/10 @ $103.19) ‡	(B , B3)	03/15/15	6.375	48,250
100	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB- , B1)	07/15/11	7.625	104,000
100	Vintage Petroleum, Inc., Global Senior Subordinated Notes (Callable 05/15/06 @ $103.94)	(B , B1)	05/15/11	7.875	106,500
100	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B- , B2)	05/01/12	7.250	101,500
					762,365

Services (3.1%)
100	Alderwoods Group, Inc., Rule 144A, Senior Notes (Callable 09/15/08 @ $103.88) ‡	(B , B2)	09/15/12	7.750	102,750
250	Ameriserve Finance Trust, Rule 144A, Secured Notes (Callable 09/15/05 @ $100.00) Ø‡	(NR , NR)	09/15/06	12.000	13,125
150	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63) ‡	(B- , Caa1)	02/15/13	9.250	147,750
100	Iron Mountain, Inc., Company Guaranteed Notes (Callable 01/15/08 @ $103.88)	(B , B3)	01/15/15	7.750	99,250
100	La Petite Academy, Inc., Series B, Company Guaranteed Notes (Callable 05/15/05 @ $101.67) §	(CC , Ca)	05/15/08	10.000	98,000
100	Morton’s Restaurant Group, Inc., Global Secured Notes (Callable 07/01/07 @ $105.30) §	(B- , B2)	07/01/10	7.500	97,000
175	Muzak LLC/Muzak Finance, Global Senior Notes (Callable 02/15/06 @ $105.00) §	(CCC- , Caa1)	02/15/09	10.000	144,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$100	NationsRent, Inc., Global Secured Notes (Callable 10/15/07 @ $104.75)	(BB- , B2)	10/15/10	9.500	$107,500
100	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 11/15/08 @ $103.88) §	(B+ , B2)	11/15/13	7.750	97,500
100	Xerox Corp., Senior Notes	(B+ , Ba2)	08/15/11	6.875	102,375
					1,009,625

Technology (1.9%)
50	Advanced Micro Devices, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $103.88) ‡	(B- , B3)	11/01/12	7.750	49,375
150	Amkor Technology, Inc., Senior Subordinated Notes (Callable 05/01/05 @ $103.50)	(CCC+ , Caa1)	05/01/09	10.500	135,000
25	Lucent Technologies, Inc., Notes §	(B , B2)	07/15/06	7.250	25,688
100	Lucent Technologies, Inc., Notes §	(B , B2)	11/15/08	5.500	98,250
100	Sanmina-SCI Corp., Rule 144A, Subordinated Notes (Callable 03/01/09 @ $103.38) ‡	(B , B1)	03/01/13	6.750	94,250
100	Seagate Technology HDD Holdings, Global Company Guaranteed Notes (Callable 05/15/06 @ $104.00)	(BB+ , Ba2)	05/15/09	8.000	106,750
100	Solectron Corp., Senior Notes (Callable 02/15/06 @ $104.81) §	(B+ , B1)	02/15/09	9.625	108,250
					617,563

Textile/Apparel/Shoe Manufacturing (1.0%)
100	BGF Industries, Inc., Series B, Senior Subordinated Notes (Callable 01/15/06 @ $101.75)	(CCC- , Ca)	01/15/09	10.250	100,500
100	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12) §	(CCC , Ca)	12/15/12	12.250	109,500
100	Propex Fabrics, Inc., Rule 144A, Senior Notes (Callable 12/01/08 @ $105.00) ‡	(B- , Caa1)	12/01/12	10.000	99,500
					309,500

Tower (1.1%)
100	American Tower Corp., Global Senior Notes (Callable 10/15/08 @ $103.56)	(CCC , B3)	10/15/12	7.125	100,000
100	Crown Castle International Corp., Global Senior Notes (Callable 12/01/08 @ $103.75) §	(CCC+ , B3)	12/01/13	7.500	110,250
150	SBA Telecommunications, Inc., Global Senior Discount Notes (Callable 12/15/07 @ $104.88) +	(CCC- , Caa1)	12/15/11	0.000	130,125
					340,375

Transportation/Other (0.3%)
100	Overseas Shipholding Group, Inc., Global Senior Notes (Callable 03/15/08 @ $104.12)	(BB+ , Ba1)	03/15/13	8.250	107,500

Utilities (3.9%)
50	Allegheny Energy Supply Company LLC, Global Notes §	(B- , B3)	03/15/11	7.800	52,125
100	Aquila, Inc., Senior Notes	(B- , B2)	11/15/09	7.625	103,000
200	Calpine Corp., Rule 144A, Secured Notes (Callable 07/15/07 @ $104.25) ‡§	(B , NR)	07/15/10	8.500	158,000
100	Calpine Corp., Senior Notes §	(CCC+ , Caa1)	04/15/09	7.750	69,500
100	CMS Energy Corp., Senior Notes §	(B+ , B3)	01/15/09	7.500	103,500
100	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	104,750
100	Mirant Americas Generation LLC, Senior Notes Ø	(NR , NR)	05/01/06	7.625	113,500
100	Mirant Corp., Rule 144A, Senior Notes ‡Ø	(NR , NR)	07/15/49	7.400	78,500
50	Nevada Power Co., Series E, Global Notes (Callable 10/15/06 @ $105.44)	(NR , Ba2)	10/15/09	10.875	56,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$100	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31) §	(B- , B2)	03/15/14	8.625	$107,000
100	Texas Genco LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $103.44) ‡	(B , B1)	12/15/14	6.875	100,750
200	TNP Enterprises, Inc., Senior Subordinated Notes (Callable 04/01/05 @ $105.12)	(BB- , B2)	04/01/10	10.250	211,500
					1,258,375

Wireless (4.7%)
50	Airgate PCS, Inc., Rule 144A, Secured Notes (Callable 01/01/06 @ $104.69) ‡	(CCC , Caa1)	09/01/09	9.375	53,250
107	AirGate PCS, Inc., Secured Notes (Callable 01/01/06 @ $104.69)	(CCC , Caa1)	09/01/09	9.375	113,529
100	Alamosa Delaware, Inc., Global Senior Notes (Callable 01/31/08 @ $104.25)	(CCC , Caa1)	01/31/12	8.500	104,125
250	American Cellular Corp., Series B, Global Senior Notes (Callable 08/01/07 @ $105.00)	(B- , Caa1)	08/01/11	10.000	231,250
100	Centennial Cellular Corp., Senior Subordinated Notes (Callable 12/15/05 @ $101.79) §	(CCC , Caa3)	12/15/08	10.750	103,500
100	Centennial Communications Corp., Global Senior Notes (Callable 02/01/09 @ $104.06) #	(CCC , Caa1)	02/01/14	8.125	103,000
100	Dobson Cellular Systems, Inc., Rule 144A, Secured Notes (Callable 11/01/08 @ $104.94) ‡§	(CCC , B3)	11/01/12	9.875	102,500
100	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)	(CCC , Ca)	10/01/13	8.875	79,000
100	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(CCC , B3)	05/01/12	11.500	113,000
100	Nextel Communications, Inc., Senior Notes (Callable 03/15/09 @ $102.98)	(BB , Ba3)	03/15/14	5.950	100,000
150	Nextel Partners, Inc., Global Senior Notes (Callable 07/01/07 @ $104.06)	(B- , Caa1)	07/01/11	8.125	160,125
100	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/06 @ $104.88) §	(CCC , Caa2)	01/15/10	9.750	92,000
200	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 11/15/06 @ $104.38) §	(CCC- , Ca)	11/15/11	8.750	140,500
					1,495,779

TOTAL CORPORATE BONDS (Cost $27,490,851)					26,713,459

FOREIGN BONDS (7.2%)
Building Products (0.5%)
100	Maax Holdings, Inc., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CCC+ , B3)	06/15/12	9.750	102,500
100	Maax Holdings, Inc., Rule 144A, Senior Discount Notes (Callable 12/15/08 @ $105.63) (Canada) +‡	(CCC+ , Caa1)	12/15/12	0.000	57,500
					160,000

Cable (0.3%)
100	Kabel Deutschland GMBH, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) (Germany) ‡	(B- , B2)	07/01/14	10.625	111,000

Chemicals (1.0%)
100	Acetex Corp., Global Senior Notes (Callable 08/01/05 @ $105.44) (Canada)	(B+ , B2)	08/01/09	10.875	107,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

$81	BCP Caylux Holdings Luxembourg SCA, Rule 144A, Senior Subordinated Notes (Callable 06/15/09 @ $104.81) (Luxembourg) ‡	(B- , B3)	06/15/14	9.625	$92,745
100	Rhodia SA, Rule 144A, Global Senior Notes (France) ‡§	(CCC+ , B3)	06/01/10	10.250	109,500
					309,245

Containers (0.4%)
100	Crown European Holdings SA, Global Secured Notes (Callable 03/01/08 @ $105.44) (France)	(B , B2)	03/01/13	10.875	116,500

Energy - Other (0.3%)
100	Harvest Operations Corp., Global Senior Notes (Callable 10/15/08 @ $103.94) (Canada)	(B- , B3)	10/15/11	7.875	99,250

Gaming (0.3%)
100	Kerzner International, Ltd., Global Company Guaranteed Notes (Callable 08/15/06 @ $104.44) (Bahamas)	(B , B2)	08/15/11	8.875	107,750

Industrial - Other (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Callable 02/01/06 @ $100.00) (Canada) Ø^	(NR , NR)	02/01/08	13.000	2,520

Leisure (0.5%)
150	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	151,125

Metals & Mining (0.4%)
97	Ispat Inland ULC, Global Secured Notes (Callable 04/01/09 @ $104.88) (Canada)	(BBB , Ba1)	04/01/14	9.750	113,975

Paper & Forest Products (1.4%)
100	Abitibi-Consolidated, Inc., Global Notes (Canada) §	(BB- , Ba3)	06/15/11	7.750	98,500
100	JSG Funding PLC, Rule 144A, Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B- , Caa1)	04/01/15	7.750	93,500
65	Paramount Resources, Ltd., Yankee Company Senior Notes (Callable 01/31/07 @ $104.00) (Canada) §	(B , B3)	01/31/13	8.500	65,650
100	Stone Container Finance Corp., Global Company Guaranteed Notes (Callable 07/15/09 @ $103.69) (Canada)	(B , B2)	07/15/14	7.375	99,500
100	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada) §	(B , B2)	03/15/12	7.750	91,500
					448,650

Pharmaceuticals (0.2%)
100	Elan Finance PLC, Rule 144A, Senior Notes (Callable 11/15/08 @ $103.88) (Ireland) ‡§	(B , B3)	11/15/11	7.750	75,250

Publishing (0.3%)
100	Advertising Directory Solution, Rule 144A, Senior Notes (Callable 11/15/05 @ $103.00) (Canada) ‡	(B- , Caa1)	11/15/12	9.250	105,500

Retail-Food & Drug (0.5%)
150	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada) §	(B , B3)	08/01/14	8.500	146,438

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Secondary Oil & Gas Producers (0.3%)
$100	Compton Petroleum Corp., Global Senior Notes (Callable 05/15/06 @ $104.95) (Canada)	(B , B2)	05/15/09	9.900	$109,000

Transportation/Other (0.5%)
150	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B , B1)	12/15/13	8.500	149,250

Wireless (0.3%)
100	Rogers Wireless Communications, Inc, Global Secured Notes (Canada)	(BB , Ba3)	12/15/12	7.250	102,500

TOTAL FOREIGN BONDS (Cost $2,752,347)					2,307,953

Number of Shares
COMMON STOCKS (1.1%)
Automobile Manufacturing/Vehicle Parts (0.0%)
413,097	Cambridge Industries Liquidating Trust *^				4,131

Food Processors/Beverage/Bottling (0.3%)
70	Crunch Equity Holding LLC, Class A				94,886

Retail-Food & Drug (0.0%)
682	Archibald Candy Corp. *^				0

Retail Stores (0.2%)
8,710	Safelite Glass Corp., Class B *^				43,550
588	Safelite Realty Corp. *^				5,880
					49,430

Textile/Apparel/Shoe Manufacturing (0.0%)
2,800	Worldtex, Inc. *^				0

Wireless (0.6%)
12,642	Alamosa Holdings, Inc. *§				147,532
19,309	Dobson Communications Corp., Class A *§				39,004
					186,536

TOTAL COMMON STOCKS (Cost $759,199)					334,983

PREFERRED STOCKS (1.0%)
Broadcast/Outdoor (0.6%)
29	Paxson Communications Corp. *				197,273

Cable (0.0%)
11,890	DIVA Systems Corp., Series C *^				0

Gaming (0.1%)
1,077	Peninsula Gaming LLC *				6,462

Restaurants (0.0%)
10,084	AmeriKing, Inc. *^				0

Services (0.0%)
14,036	Source Media, Inc. *				0

Number of Shares				Value

Textile/Apparel/Shoe Manufacturing (0.0%)
857	Worldtex, Inc. *^			0

Wireless (0.3%)
300	Dobson Communications Corp., Rule 144A *‡			23,391
88	Rural Cellular Corp., Series B *			78,540
				101,931

TOTAL PREFERRED STOCKS (Cost $1,034,756)				305,666

WARRANTS (0.0%)
Cable (0.0%)
7,581	DIVA Systems Corp., Rule 144A, strike $0.01 expires March 2008 *‡^			8

Competitive Local Exchange Carrier (CLEC) (0.0%)
2,960	Loral Space & Communications, Ltd., strike $2.37 expires December 2006 *			44

Restaurants (0.0%)
176	New World Restaurant Group, Inc., strike $13.00 expires June 2006 *			2

Retail Stores (0.0%)
21,345	Safelite Glass Corp., Class A, strike $6.50 expires January 2010 *^			214
14,230	Safelite Glass Corp., Class B, strike $6.50 expires January 2010 *^			142
				356

Textile/Apparel/Shoe Manufacturing (0.0%)
544	AGY Holding Corp., strike $0.01 expires January 2010 *^			5

Wireless (0.0%)
500	AirGate PCS, Inc., strike $0.01 expires October 2009 *			7,185
500	iPCS, Inc., Rule 144A, strike $5.50 expires July 2010 *‡			0
				7,185

TOTAL WARRANTS (Cost $3,447)				7,600

SHORT-TERM INVESTMENTS (27.1%)
7,979,227	State Street Navigator Prime Fund §§			7,979,227

Par (000)		Maturity	Rate%
$699	State Street Bank and Trust Co. Euro Time Deposit	04/01/05	1.850	699,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,678,227)				8,678,227

TOTAL INVESTMENTS AT VALUE (119.8%) (Cost $40,718,827)				38,347,888

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.8%)				(6,328,654)

NET ASSETS (100.0%)				$32,019,234

INVESTMENT ABBREVIATIONS

NR = Not Rated

†                  Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                 Variable rate obligations - The interest rate shown is the rate as of March 31, 2005.

+                 Step Bond – The interest rate is as of March 31, 2005 and will reset at a future date.

‡                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $6,161,906 or 19.24% of net assets.

Ø               Bond is currently default.

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

^                  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $40,718,827, $1,429,284, $(3,800,223) and $(2,370,939), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:           Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005

Exhibit 99.CERT

I, Michael E. Kenneally, certify that:

1.             I have reviewed this report on Form N-Q of Credit Suisse Global High Yield Fund, Inc.;

2.             Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.             Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.             The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)           Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)           Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.             The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:       May 26, 2005

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer

I, Michael A. Pignataro, certify that:

1.             I have reviewed this report on Form N-Q of Credit Suisse Global High Yield Fund, Inc.;

2.             Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.             Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.             The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)           Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)           Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.             The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:       May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer